UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2011

Date of reporting period: 06/30/2011

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

June 30, 2011

NICHOLAS

LIMITED EDITION, INC.

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS LIMITED EDITION, INC.

August 2011

Dear Fellow Shareholders:

     During the first six months of 2011, U.S. markets demonstrated considerable resilience considering some unsettling events: the earthquake and tsunami in Japan, political turmoil and violence in the Middle East, sovereign debt issues in Europe and the U.S., and commodity price inflation. Through all this the S&P 500 managed to return 6.02% as the markets focused on the positives including improving economic conditions and strong corporate earnings. Small- and mid-capitalization stocks performed even better during the period driving Nicholas Limited Edition Class I to a 9.06% return for the six-month period ended June 30, 2011.

     Returns for Nicholas Limited Edition, Inc. – Class I and selected indices are provided in the chart below for the periods ended June 30, 2011.

			Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition,
Inc. – Class I	9.06%	41.01%	11.82%	8.29%	7.20%	6.61%
Russell 2000 Growth Index	8.59%	43.50%	8.35%	5.79%	4.63%	4.68%
Russell 2000 Index	6.21%	37.41%	7.77%	4.08%	6.27%	7.37%
Morningstar Small-Cap
Growth Fund Category	9.35%	42.52%	7.81%	5.08%	5.05%	7.30%
Standard and Poor’s 500 Index	6.02%	30.69%	3.34%	2.94%	2.72%	6.50%
Ending value of $10,000 invested
in Nicholas Limited Edition,
Inc. – Class I	$10,906	$14,101	$13,983	$14,889	$20,043	$26,103
Fund’s Class I Expense Ratio: 0.91%

The Fund’s expense ratios for the period ended June 30, 2011 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the

Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     The Fund’s return for the period in general was driven by the energy, industrial and technology sectors. During the period, commodity stocks were up strongly as the prices for commodities moved higher. This detracted from relative performance due to the Fund’s slight underweighting in these types of companies. Finally, the Fund’s slight overweighting in the financial sector detracted from relative performance.

     Currently, the Fund’s weightings consist of approximately 22% industrials, 22% information technology, 19% consumer discretionary, 11% financials, 11% healthcare, 3% each in consumer staples, energy and materials, and 4% cash.

     Looking forward at the rest of the year and beyond, we believe the economy will continue to muddle along as deleveraging of debt from the consumer to governments of all stripes continues. We are encouraged by the corporate sectors health as profit margins are high and balance sheets are strong. Valuations in the markets are reasonable, especially considering where interest rates are, at this point. We continue to concentrate on finding and owning secular growth companies that have unique products or services and are leaders in their respective industry, giving them the ability to grow even in this slow growth environment.

Thank you for your continued support.

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/11)

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2011			Years Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
NET ASSET VALUE,
BEGINNING OF PERIOD	$21.85		$17.76	$13.93	$20.07	$19.62	$19.23
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)	(.02)	(1)	.00(1) (2)	(.01) (1)	.03	.01	.00	(2)
Net gain (loss) on securities
(realized and unrealized)	2.00		5.63	3.84	(6.11)	2.20	1.23
Total from investment operations	1.98		5.63	3.83	(6.08)	2.21	1.23
LESS DISTRIBUTIONS
From net investment income	—		—	(.00) (2)	(.03)	(.00) (2)	—
From net capital gain	—		(1.54)	—	(.03)	(1.76)	(.84)
Total distributions	—		(1.54)	(.00) (2)	(.06)	(1.76)	(.84)
NET ASSET VALUE,
END OF PERIOD	$23.83		$21.85	$17.76	$13.93	$20.07	$19.62

TOTAL RETURN	9.06	%(3)	31.62%	27.50%	(30.26)%	11.20%	6.38%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$207.8		$182.1	$136.5	$115.3	$167.8	$172.1
Ratio of expenses to
average net assets	.90	%(4)	.91%	.97%	.93%	.91%	.92%
Ratio of net investment
income (loss) to average
net assets	(.22	)%(4)	(.02)%	(.07)%	.16%	.05%	.00	%(2)
Portfolio turnover rate	24.64	%(4)	40.04%	40.41%	35.64%	26.11%	31.00%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00 or 0.00%.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2011			Years Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
NET ASSET VALUE,
BEGINNING OF PERIOD	$21.50		$17.54	$13.78	$19.86	$19.51	$19.19
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)	(.06)	(1)	(.06) (1)	(.04) (1)	.01 (1)	(.06) (1)	(.07)
Net gain (loss) on securities
(realized and unrealized)	1.96		5.56	3.80	(6.05)	2.17	1.23
Total from investment operations	1.90		5.50	3.76	(6.04)	2.11	1.16
LESS DISTRIBUTIONS
From net investment income	—		—	(.00) (2)	(.01)	—	—
From net capital gain	—		(1.54)	—	(.03)	(1.76)	(.84)
Total distributions	—		(1.54)	(.00) (2)	(.04)	(1.76)	(.84)
NET ASSET VALUE,
END OF PERIOD	$23.40		$21.50	$17.54	$13.78	$19.86	$19.51

TOTAL RETURN	8.84	%(3)	31.28%	27.29%	(30.41)%	10.74%	6.03%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$32.5		$22.6	$12.3	$7.7	$3.7	$7.2
Ratio of expenses
to average net assets	1.25	%(4)	1.19%	1.16%	1.12%	1.26%	1.27%
Ratio of net investment income (loss)
to average net assets	(.56	)%(4)	(.30)%	(.28)%	.07%	(.30)%	(.34)%
Portfolio turnover rate	24.64	%(4)	40.04%	40.41%	35.64%	26.11%	31.00%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00 or 0.00%.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
June 30, 2011 (unaudited)

Percentage
Name	of Net Assets
Ulta Salon, Cosmetics & Fragrance, Inc	1.88%
Robbins & Myers, Inc	1.65%
Tupperware Brands Corporation	1.54%
Echo Global Logistics, Inc	1.46%
Radiant Systems, Inc	1.30%
AptarGroup, Inc	1.27%
Morningstar, Inc	1.26%
Copart, Inc	1.26%
Aaron’s, Inc	1.23%
Bottomline Technologies (de), Inc	1.23%
Total of top ten	14.08%

Fund Expenses
For the six month period ended June 30, 2011 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	12/31/10	06/30/11	01/01/11 - 06/30/11
Actual	$1,000.00	$1,090.60	$4.61
Hypothetical	1,000.00	1,020.59	4.46
(5% return before expenses)

*

Expenses are equal to the Class I six-month annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 179 then divided by 365 to reflect the one- half year period.

Fund Expenses (continued)
For the six month period ended June 30, 2011 (unaudited)

Class N
	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	12/31/10	06/30/11	01/01/11 - 06/30/11
Actual	$1,000.00	$1,088.40	$6.40
Hypothetical	1,000.00	1,018.87	6.19
(5% return before expenses)

**

Expenses are equal to the Class N six-month annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 179 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 96.15%
	Consumer Discretionary – Automobiles & Components — 2.08%
175,000	Modine Manufacturing Company*	$2,689,750
80,000	Thor Industries, Inc	2,307,200
		4,996,950
	Consumer Discretionary – Durables & Apparel — 3.39%
65,000	G-III Apparel Group, Ltd.*	2,241,200
410,000	Liz Claiborne, Inc.*	2,193,500
55,000	Tupperware Brands Corporation	3,709,750
		8,144,450
	Consumer Discretionary – Media — 1.26%
50,000	Morningstar, Inc	3,039,000
	Consumer Discretionary – Retailing — 9.38%
105,000	Aaron’s, Inc	2,967,300
85,000	Ascena Retail Group, Inc.*	2,894,250
40,000	Body Central Corp.*	941,200
135,000	Express, Inc.*	2,943,000
55,000	Jos. A. Bank Clothiers, Inc.*	2,750,550
77,500	Monro Muffler Brake, Inc	2,889,975
70,000	Ulta Salon, Cosmetics & Fragrance, Inc.*	4,520,600
105,000	Zumiez Inc.*	2,621,850
		22,528,725
	Consumer Discretionary – Services — 3.24%
20,000	Caribou Coffee Company, Inc.*	264,800
145,000	Texas Roadhouse, Inc	2,542,575
435,000	Wendy’s Company (The)	2,205,450
90,000	WMS Industries Inc.*	2,764,800
		7,777,625
	Consumer Staples – Food & Staples Retailing — 0.75%
35,000	PriceSmart, Inc	1,793,050
	Consumer Staples – Food, Beverage & Tobacco — 1.02%
45,000	TreeHouse Foods, Inc.*	2,457,450
	Consumer Staples – Household & Personal Products — 1.07%
200,000	Prestige Brands Holdings, Inc.*	2,568,000
	Energy — 3.05%
50,000	Brigham Exploration Company*	1,496,500
22,500	Bristow Group Inc	1,147,950
5,000	Dril-Quip, Inc.*	339,150
4,000	Lufkin Industries, Inc	344,200

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 96.15% (continued)
	Energy — 3.05% (continued)
35,000	Rosetta Resources, Inc.*	$1,803,900
30,000	SM Energy Company	2,204,400
		7,336,100
	Financials – Banks — 4.96%
145,000	Associated Banc-Corp	2,015,500
101,000	Baylake Corp	409,050
90,000	Community Bank System, Inc	2,231,100
73,394	First Financial Bancorp	1,224,946
160,513	FirstMerit Corporation	2,650,069
35,000	IBERIABANK Corporation	2,017,400
100,000	PrivateBancorp, Inc	1,380,000
		11,928,065
	Financials – Diversified — 3.56%
23,000	Affiliated Managers Group, Inc.*	2,333,350
180,000	Duff & Phelps Corporation – Class A	2,309,400
45,000	Eaton Vance Corp	1,360,350
70,000	Waddell & Reed Financial, Inc	2,544,500
		8,547,600
	Financials – Insurance — 1.58%
90,000	Brown & Brown, Inc	2,309,400
47,500	HCC Insurance Holdings, Inc	1,496,250
		3,805,650
	Financials – Real Estate — 1.18%
250,000	Summit Hotel Properties, Inc	2,837,500
	Health Care – Equipment & Services — 9.70%
114,000	Allscripts Healthcare Solutions, Inc.*	2,213,880
43,500	Computer Programs and Systems, Inc	2,761,380
120,000	DexCom, Inc.*	1,738,800
26,000	IDEXX Laboratories, Inc.*	2,016,560
130,000	Immucor, Inc.*	2,654,600
94,400	Insulet Corporation*	2,092,848
75,000	Masimo Corporation*	2,226,000
104,550	Meridian Bioscience, Inc	2,520,701
35,000	MWI Veterinary Supply, Inc.*	2,826,950
106,500	VCA Antech, Inc.*	2,257,800
		23,309,519

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 96.15% (continued)
	Health Care – Pharmaceuticals, Biotechnology
	& Life Sciences — 1.70%
49,500	Charles River Laboratories International, Inc.*	$2,012,175
25,000	Techne Corporation	2,084,250
		4,096,425
	Industrials – Capital Goods — 9.99%
120,000	Beacon Roofing Supply, Inc.*	2,738,400
42,650	Graco Inc	2,160,649
100,000	II-VI Incorporated*	2,560,000
31,500	Middleby Corporation (The)*	2,962,260
32,500	MSC Industrial Direct Co., Inc. – Class A	2,155,075
65,000	RBC Bearings Incorporated*	2,454,400
40,000	Regal-Beloit Corporation	2,670,800
75,000	Robbins & Myers, Inc	3,963,750
48,750	Sun Hydraulics Corporation	2,330,250
		23,995,584
	Industrials – Commercial & Professional Services — 10.22%
65,000	Copart, Inc.*	3,029,000
60,000	Exponent, Inc.*	2,610,600
127,500	Healthcare Services Group, Inc	2,071,875
95,000	Huron Consulting Group Inc.*	2,869,950
70,000	ICF International, Inc.*	1,776,600
27,500	IHS Inc. – Class A*	2,294,050
300,000	InnerWorkings, Inc.*	2,502,000
125,000	Mobile Mini, Inc.*	2,648,750
80,000	Ritchie Bros. Auctioneers Incorporated	2,199,200
160,000	Standard Parking Corporation*	2,555,200
		24,557,225
	Industrials – Transportation — 2.16%
75,000	Hub Group, Inc. – Class A*	2,824,500
110,000	Marten Transport, Ltd	2,376,000
		5,200,500
	Information Technology – Hardware & Equipment — 4.65%
125,000	Aeroflex Holding Corp.*	2,268,750
200,000	Ceragon Networks Ltd.*	2,378,000
90,000	Finisar Corporation*	1,622,700
73,500	FLIR Systems, Inc	2,477,685
220,000	Intermec, Inc.*	2,428,800
		11,175,935

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 96.15% (continued)
	Information Technology – Semiconductors &
	Semiconductor Equipment — 5.06%
20,000	Cavium Inc.*	$871,800
75,000	CEVA, Inc.*	2,284,500
140,000	Cirrus Logic Inc.*	2,226,000
75,000	OmniVision Technologies, Inc.*	2,610,750
45,000	Silicon Laboratories, Inc.*	1,856,700
100,000	Skyworks Solutions, Inc.*	2,298,000
		12,147,750
	Information Technology – Software & Services — 12.74%
47,500	ANSYS, Inc.*	2,596,825
120,000	Bottomline Technologies (de), Inc.*	2,965,200
27,500	Concur Technologies, Inc.*	1,376,925
197,300	Echo Global Logistics, Inc.*	3,502,075
25,000	FactSet Research Systems Inc	2,558,000
85,000	Fortinet*	2,319,650
80,000	Jack Henry and Associates, Inc	2,400,800
52,500	ManTech International Corporation – Class A	2,332,050
54,500	MICROS Systems, Inc.*	2,709,195
30,000	Quality Systems, Inc	2,619,000
150,000	Radiant Systems, Inc.*	3,135,000
80,000	SolarWinds, Inc.*	2,091,200
		30,605,920
	Materials — 3.41%
58,500	AptarGroup, Inc	3,061,890
110,000	RPM International, Inc	2,532,200
70,000	Sensient Technologies Corporation	2,594,900
		8,188,990
	TOTAL COMMON STOCKS
	(cost $160,426,464)	231,038,013
SHORT-TERM INVESTMENTS — 4.13%
	Commercial Paper — 3.62%
$ 850,000	UnitedHealth Group Incorporated 07/01/11, 0.30%	850,000
900,000	BMW US Capital, LLC 07/05/11, 0.29%	899,971
1,450,000	Integrys Energy Group, Inc. 07/06/11, 0.21%	1,449,958
835,000	Wisconsin Energy Corporation 07/06/11, 0.26%	834,970
550,000	Bacardi-Martini B.V. 07/07/11, 0.29%	549,974
775,000	Bacardi-Martini B.V. 07/07/11, 0.30%	774,961
1,000,000	Wisconsin Energy Corporation 07/07/11, 0.27%	999,955
1,200,000	VW Credit, Inc. 07/08/11, 0.26%	1,199,939
350,000	BMW US Capital, LLC 07/12/11, 0.28%	349,970

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS — 4.13% (continued)
	Commercial Paper — 3.62% (continued)
$300,000	VW Credit, Inc. 07/13/11, 0.29%	$299,971
500,000	Bacardi-Martini B.V. 07/14/11, 0.32%	499,942
		8,709,611
	Variable Rate Security — 0.51%
1,221,635	American Family Financial Services, Inc.(1)
	07/01/11, 0.10%	1,221,635
	TOTAL SHORT-TERM INVESTMENTS
	(cost $9,931,246)	9,931,246
	TOTAL INVESTMENTS
	(cost $170,357,710) — 100.28%	240,969,259
	LIABILITIES, NET OF OTHER ASSETS — (0.28)%	(673,774)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$240,295,485

* Non-income producing security.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2011 (unaudited)

ASSETS
Investments in securities at value (cost $170,357,710)	$240,969,259
Receivables –
Dividend and interest	103,044
Capital stock subscription	85,732
Other	401
Total receivables	189,177
Other	12,287
Total assets	241,170,723

LIABILITIES
Payables –
Investment securities purchased	691,630
Due to adviser –
Management fee	142,826
Accounting and administrative fee	4,761
147,587
12b-1 and servicing fee	6,126
Other payables and accrued expense	29,895
Total liabilities	875,238
Total net assets	$240,295,485

NET ASSETS CONSIST OF
Paid in capital	$157,490,092
Net unrealized appreciation on investments	70,611,549
Accumulated undistributed net realized gain on investments	12,487,859
Accumulated net investment loss	(294,015)
Total net assets	$240,295,485

Class I:
Net assets	$207,753,131
Shares outstanding	8,719,427
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$23.83

Class N:
Net assets	$32,542,354
Shares outstanding	1,390,809
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$23.40

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2011 (unaudited)

INCOME
Dividend (net of foreign taxes of $2,520)	$735,209
Interest	24,103
Total income	759,312

EXPENSES
Management fee	834,666
Transfer agent fees	44,811
12b-1 fees – Class N	36,569
Registration fees	34,284
Accounting and administrative fees	27,822
Servicing fees – Class N	14,627
Audit and tax fees	13,350
Postage and mailing	10,500
Printing	9,028
Custodian fees	5,999
Accounting system and pricing service fees	5,634
Insurance	4,932
Legal fees	4,232
Directors’ fees	4,110
Other operating expenses	2,763
Total expenses	1,053,327
Net investment loss	(294,015)

NET REALIZED GAIN ON INVESTMENTS	11,383,899

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	7,992,285
Net realized and unrealized gain on investments	19,376,184
Net increase in net assets resulting from operations	$19,082,169

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2011 (unaudited) and the year ended December 31, 2010

	Six Months
	Ended
	06/30/2011	Year Ended
	(unaudited)	12/31/2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(294,015)	$(76,814)
Net realized gain on investments	11,383,899	16,105,006
Change in net unrealized appreciation/depreciation
on investments	7,992,285	31,168,624
Net increase in net assets resulting from operations	19,082,169	47,196,816

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments – Class I	—	(12,030,946)
From net realized gain on investments – Class N	—	(1,472,798)
Total distributions	—	(13,503,744)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(769,503 and 627,413 shares, respectively)	17,656,310	13,449,636
Reinvestment of distributions – Class I
(0 and 505,011 shares, respectively)	—	11,120,342
Cost of shares redeemed – Class I
(381,333 and 488,334 shares, respectively)	(8,698,400)	(9,668,618)
Proceeds from shares issued – Class N
(595,845 and 554,256 shares, respectively)	13,370,468	11,039,554
Reinvestment of distributions – Class N
(0 and 67,781 shares, respectively)	—	1,468,143
Cost of shares redeemed – Class N
(255,905 and 274,689 shares, respectively)	(5,781,612)	(5,291,722)
Change in net assets derived from
capital share transactions	16,546,766	22,117,335
Total increase in net assets	35,628,935	55,810,407

NET ASSETS
Beginning of period	204,666,550	148,856,143
End of period (including accumulated
net investment loss of $(294,015) and $0, respectively)	$240,295,485	$204,666,550

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2011 (unaudited)

(1) Summary of Significant Accounting Policies —
Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Variable rate demand notes are valued at cost, which approximates market value. U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$231,038,013
Level 2 –
Commercial Paper	8,709,611
Variable Rate Security	1,221,635
Level 3 –
None	—
Total	$240,969,259
(1) See Schedule of Investments for further detail by industry.

There were no significant transfers between levels during the period ended June 30, 2011 and the Fund did not hold any Level 3 investments during the year.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book to tax differences to reflect tax character.

The tax character of distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	06/30/2011	12/31/2010
Distributions paid from:
Ordinary income	$—	$4,854,568
Long-term capital gain	—	8,649,176
	$—	$13,503,744

As of June 30, 2011, investment cost for federal tax purposes was $170,758,934 and the tax basis components of net assets were as follows:

Unrealized appreciation	$75,201,539
Unrealized depreciation	(4,991,214)
Net unrealized appreciation	$70,210,325

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses from wash sales.

As of June 30, 2011, the Fund had a tax deferral of wash loss sales of approximately $401,000.

As of fiscal year ended December 31, 2010, the Fund had no capital loss carryforward.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted. The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained. The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests. The RIC Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains. In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31. Except for the simplification

Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December 22, 2010. Management is currently evaluating the implications of the RIC Act and the impact of the Funds’ financial statements, if any, is currently being assessed.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2011. Also, the Fund recognized no interest and penalties related to uncertain tax benefits in fiscal 2011. At June 30, 2011, the fiscal years 2007 through 2010 remain open to examination in the Fund’s major tax jurisdictions.

(f) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of June 30, 2011. There have been no significant subsequent events since June 30, 2011 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —
(a) Investment Adviser and Management Agreement —
The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b) Legal Counsel —
A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $1,982 for the period ended June 30, 2011 for legal services rendered by this law firm.

(3) Investment Transactions —
For the period ended June 30, 2011, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $45,651,692 and $25,684,693, respectively.

Historical Record
(unaudited)

		Net
		Investment		Dollar	Growth of
	Net	Income	Capital Gain	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
Class I
May 18, 1987(1)	$10.00	$—	$—	—	$10,000
December 31, 1987	9.15	.0900	—	13.9 times	9,242
December 31, 1988	11.29	.0969	.2527	14.1	11,762
December 31, 1989	12.49	.1453	.6151	16.3	13,804
December 31, 1990	12.03	.1207	.1213	14.2	13,566
December 31, 1991	16.86	.1228	.2407	21.9	19,429
December 31, 1992	18.77	.0815	.8275	18.8	22,690
December 31, 1993	18.68	.0867	1.6782	20.4	24,738
December 31, 1994	17.09	.1031	.9065	18.3	23,985
December 31, 1995	19.22	.0761	2.9353	25.2	31,223
December 31, 1996	20.74	.0124	2.6151	30.7	38,031
December 31, 1997	25.07	.0029	2.4886	33.0	50,590
December 31, 1998	24.20	.0142	1.2490	30.3	51,436
December 31, 1999	22.61	.0538	.5439	23.4	49,333
December 31, 2000	15.16	—	5.5800	25.9	45,063
December 31, 2001	16.37	—	.0357	25.5	48,764
December 31, 2002	12.49	—	.0311	21.4	37,299
December 31, 2003	17.43	—	—	24.2	52,051
December 31, 2004	19.59	—	.2679	25.3	59,309
December 31, 2005	19.23	—	1.8896	25.2	63,925
December 31, 2006	19.62	—	.8425	23.6	68,002
December 31, 2007	20.07	.0008	1.7607	24.7	75,615
December 31, 2008	13.93	.0301	.0327	14.9	52,733
December 31, 2009	17.76	.0005	—	23.5	67,234
December 31, 2010	21.85	—	1.5377	24.8	88,494
June 30, 2011	23.83	—	—	25.1	96,513

Class N
February 28, 2005(1)	$19.30	$—	$—	25.5 times	$10,000
December 31, 2005	19.19	—	1.8581	25.2	10,903
December 31, 2006	19.51	—	.8425	23.6	11,560
December 31, 2007	19.86	—	1.7607	24.7	12,802
December 31, 2008	13.78	.0062	.0327	14.9	8,909
December 31, 2009	17.54	.0005	—	23.5	11,341
December 31, 2010	21.50	—	1.5377	24.8	14,888
June 30, 2011	23.40	—	—	25.1	16,204

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract
(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Annual Report dated December 31, 2010.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)

     Nicholas Limited Edition, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Directors and Officers

DAVID O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

ALBERT O. NICHOLAS, Executive Vice President

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/30/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/30/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/30/2011